Dear Schwab Select Annuity(R) Investor:


We are pleased to provide you with the semi-annual reports for the portfolios you selected in your Schwab Select Annuity as of June 30, 2004. Inside you'll find individual semi-annual reports prepared by the investment companies that manage them.*


As you continue to invest to achieve your financial goals, we hope you will find the enclosed reports useful. If you have any questions, please don't hesitate to call one of our licensed annuity representatives at 1-800-838-0650 (New York residents, call 1-800-838-0649) Monday through Friday 6:00 a.m. to 4:30 p.m. Pacific time.


Thank you for your continued trust.


Sincerely,


Charles Schwab Insurance Services


--------

* When you invest in the Schwab Select Annuity you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. Please read the prospectus carefully before investing.

The Schwab Select Annuity (Form #J434) is a flexible premium deferred variable annuity issued by Great-West Life & Annuity Insurance Company. In New York State, the Schwab Select Annuity (Form #J434NY) is issued by First Great-West Life & Annuity Insurance Company, Albany, New York. Charles Schwab & Co., Inc. is the broker/dealer and insurance agency. This contract is not available in all states.

(C) 2004 Charles Schwab & Co., Inc. (0803-11677)



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                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                          Semi-Annual Report Form N-30D
                         File Nos. 333-25289; 811-08183


The information required to be contained in this report for the period ending June 30, 2004 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

The Alger American Fund:

Growth Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

MidCap Growth Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

AllianceBernstein Variable Products Series Fund, Inc.:

Utility Income Portfolio
File No. 811-05398
Form N-CSR
Filed via EDGAR and accepted on September 15, 2004
Accession No. 0000936772-04-000204

American Century Variable Portfolios, Inc.:

VP Balanced Portfolio
File No. 811-05188
Form N-CSRS
Filed via EDGAR and accepted on August 24, 2004
Accession No. 0000814680-04-000021

VP International Portfolio
File No. 811-05188
Form N-CSRS
Filed via EDGAR and accepted on August 24, 2004
Accession No. 0000814680-04-000021

VP Value Portfolio
File No. 811-05188
Form N-CSRS
Filed via EDGAR and accepted on August 24, 2004
Accession No. 0000814680-04-000021

Baron Capital Funds Trust:

Capital Asset Fund
File No. 811-08505
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0001017918-04-000075

Delaware VIP Trust:

Small Cap Value Series
File No. 811-05162
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0000950116-04-002584

Dreyfus Investment Portfolios:

MidCap Stock Portfolio
File No. 811-08673
Form N-CSRS
Filed via EDGAR and accepted on August 31, 2004
Accession No. 0001056707-04-000028

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-CSRS
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015

Developing Leaders Portfolio
File No. 811-05125
Form N-CSRS
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015

Growth and Income Portfolio
File No. 811-05125
Form N-CSRS
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015

Federated Insurance Series:

American Leaders Fund II
File No. 811-08042
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0001056288-04-000587

Fund for U.S. Government Securities II
File No. 811-08042
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0001056288-04-000587

Capital Income Fund II
File No. 811-08042
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0001056288-04-000587

Gartmore Variable Insurance Trust:

Dreyfus GVIT Mid Cap Index Fund
File No. 811-03213
Form N-CSRS
Filed via EDGAR and accepted on September 8, 2004
Accession No. 0000893220-04-001926

INVESCO Variable Investment Funds, Inc.:

Core Equity Fund
File No. 811-08038
Form N-CSRS
Filed via EDGAR and accepted on August 3, 2004
Accession No. 0001193125-04-129951

High Yield Fund
File No. 811-08038
Form N-CSRS
Filed via EDGAR and accepted on August 3, 2004
Accession No. 0001193125-04-129951

Technology Fund
File No. 811-08038
Form N-CSRS
Filed via EDGAR and accepted on August 3, 2004
Accession No. 0001193125-04-129951

Janus Aspen Series:

Balanced Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Growth and Income Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Flexible Income Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Growth Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

International Growth Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Worldwide Growth Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Oppenheimer Variable Account Funds:

Global Securities Fund/VA
File No. 811-04108
Form N-CSRS
Filed via EDGAR and accepted on August 24, 2004
Accession No. 0000935069-04-001202

PIMCO Variable Insurance Trust:

High Yield Portfolio
File No. 811-08399
Form N-CSRS
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0001193125-04-152355

Low Duration Portfolio
File No. 811-08399
Form N-CSRS
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0001193125-04-152355

The Prudential Series Fund, Inc.:

Equity Portfolio
File No. 811-03623
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0001193125-04-152307

SAFECO Resource Series Trust:

Core Equity Portfolio
(formerly Equity Portfolio)
File No. 811-04717
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0001104659-04-025561

Growth Opportunities Portfolio
File No. 811-04717
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0001104659-04-025561

Small-Cap Value Portfolio
(formerly Small Company Value Portfolio)
File No. 811-04717
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0001104659-04-025561

Schwab Annuity Portfolios:

MarketTrack Growth Portfolio II
File No. 811-08314
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0000950134-04-013171

Money Market Portfolio
File No. 811-08314
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0000950134-04-013171

S&P 500 Portfolio
File No. 811-08314
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0000950134-04-013171

Scudder Investments VIT Funds:

EAFE(R) Equity Index Fund
File No. 811-07507
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000935069-04-001359

Small Cap Index Fund
File No. 811-07507
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000935069-04-001359

Scudder Variable Series I:

Capital Growth Portfolio
File No. 811-04257
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000088053-04-000713

Growth and Income Portfolio
File No. 811-04257
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000088053-04-000713

Strong Variable Insurance Funds, Inc.:

Multi Cap Value Fund II
File No. 811-06553
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0001193125-04-144410

Universal Institutional Funds, Inc.:

U.S. Real Estate Portfolio
File No. 811-07607
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0001047469-04-027729